LOANS (Tables)	12 Months Ended
Dec. 31, 2019
LOANS [Abstract]
Short-term and Long-term Loans
Short-term and long-term loans as of December 31, 2019 and 2018 comprise the following:

	2019	2018
Current Loans
2018 Notes Interest	336,881	349,375
Pre-export finance	1,021,325	-
Leasing (Note 22)	363,881	331,850
Total Current loans	1,722,087	681,225
Non Current Loans
2018 Notes	29,847,160	28,789,009
Leasing (Note 22)	2,013,557	2,214,706
Total non current loans	31,860,717	31,003,715
Total (1)	33,582,804	31,684,940

(1) Net of issuance expenses of Ps. 97,840 and Ps. 185,243 as of December 31, 2019 and 2018, respectively.

Activity of Loans
The activity of the loans as of December 31, 2019 and 2018 is the following:

	2019
	Leases liabilities	Other payables	2018
Beggining balance	2,546,556	29,138,384	10,218,503
Inflation adjustment restatement	(891,146)	(13,298,217)	(10,931,986)
Accrued interest	194,944	2,061,631	2,305,265
Effect of foreign exchange rate change	1,178,710	13,935,368	19,765,612
VAT unpaid installments	15,988	-	29,388
Procceds from loans	-	1,051,809	21,261,978
Payment of loans (1)	(167,989)	-	(2,042,940)
Payment of redemption of loans	-	-	(7,378,176)
Interest paid (2)	(159,164)	(2,024,070)	(1,542,704)
Ending balance	2,717,899	30,864,905	31,684,940

(1) For the years ended on December 31, 2019 and 2018, Ps. 149,238 and Ps. 156,861 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).
(2) For the years ended on December 31, 2019 and 2018, Ps. 143,357 and Ps. 149,373, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

Maturities of Current and Non-Current Loans
The maturities of the current and non-current loans as of December 31, 2019 are as follows, not including issuance expenses:

		To due
	Due at 12/31/2019	From 1/01/2020 to 12/31/2020	From 1/01/2021 to 12/31/2021	From 1/01/2022 to 12/31/2022	From 1/01/2023 to 12/31/2023	From 1/01/2024 onwards	Total
2018 Notes	-	336,881	-	-	-	29,847,160	30,184,041
Financial Leasing	90,363	273,518	296,515	321,370	348,380	1,047,292	2,377,438
Pre-export finance	-	1,021,325	-	-	-	-	1,021,325
Total	90,363	1,631,724	296,515	321,370	348,380	30,894,452	33,582,804

Future Minimum Lease Payments and Present Book Value
The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2019, and their present book value:

12/31/2019
As of 12/31/2020	538,339
From 1/01/2021 to 12/31/2021	448,037
From 1/01/2022 to 12/31/2022	448,037
From 1/01/2023 to 12/31/2023	448,037
From 1/01/2024 onwards	1,163,723
Total minimum future payments	3,046,173
Future financial charges on financial leases	(668,735)
Book Value financial leases	2,377,438

Conditions of 2018 Notes
On May 2, 2018, within the framework of the 2017 Program, the Company issued the 2018 Notes according to the following characteristics:

2018 Notes
Amount in U.S.$	500,000,000
Interest Rate	6.75% annual
Issuance price	99.725%

	Scheduled payment date	Percentage of the principal to be paid
Amortization	May 2, 2025	100%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year.
Guarantor	None

Details of Pre-export Finance
On November 5, 2019, the Company agreed with Itaú Unibanco S.A. the granting of a loan for US $ 17 million in order to pre-finance the exports of propane, butane and natural gasoline made. The characteristics of this loan are as follows:

Amount in US$	17,000,000
Interest Rate	LIBOR + 1.95%

	Scheduled payment date	Percentage of the principal to be paid
Amortization	March 4, 2020	100%
Frecuency of interest payment	Monthly, payable on December 4,2019, January 6, 2020, February 4, 2020 and March 4, 2020
Guarantor	US Treasury bills *
* Included in “Other financial assets at amortized cost.”